NUVEEN WINSLOW LARGE-CAP GROWTH FUND

SUPPLEMENT DATED OCTOBER 31, 2019

TO THE PROSPECTUS AND SUMMARY PROSPECTUS DATED NOVEMBER 30, 2018

The Board of Trustees of Nuveen Winslow Large-Cap Growth Fund (the “Fund”) has approved the following changes to the Fund’s name and investment strategy, which are expected to go into effect in February 2020:

•	The Fund’s name will be changed from “Nuveen Winslow Large-Cap Growth Fund” to “Nuveen Winslow Large-Cap Growth ESG Fund.”

•

The Fund’s sub-adviser, Winslow Capital Management, LLC (“Winslow Capital”), will incorporate into its existing fundamental, bottom-up investment selection process an evaluation of a company’s performance among certain Environmental, Social and Governance (“ESG”) factors. Based on data provided by independent ESG research vendors, the sub-adviser will seek to identify companies that demonstrate sustainable leadership in ESG factor performance relative to their peers. Relative ESG factor performance will be weighed along with a company’s potential for above-average futures earnings growth in constructing the Fund’s portfolio and in executing the sub-adviser’s sell discipline. Except as provided here, the Fund’s principal investment strategies will remain as described in its prospectus and statement of additional information.

At the same time that the changes described above go into effect, Stephan C. Petersen will be named as a portfolio manager of the Fund. Justin H. Kelly and Patrick M. Burton will continue to serve as portfolio managers of the Fund.

Stephan C. Petersen, has served as Managing Director and Portfolio Manager at Winslow Capital since 2013. Before joining Winslow Capital, he was a senior equity research analyst at Thrivent Asset Management, prior to which he was a research consultant at Cagney Research Group and a financial analyst at Citadel Investment Group.

PLEASE KEEP THIS WITH YOUR

PROSPECTUS AND/OR SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

MGN-WINSLSP-1019P

NUVEEN WINSLOW LARGE-CAP GROWTH FUND

SUPPLEMENT DATED OCTOBER 31, 2019

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED NOVEMBER 30, 2018

Stephan C. Petersen is expected to be named a portfolio manager of the Fund in February 2020. Justin H. Kelly and Patrick M. Burton will continue to serve as portfolio managers of the Fund.

PLEASE KEEP THIS WITH YOUR

STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-WINSAI-1019P